Preferred Stock (Details Narrative) - USD ($)															1 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 23, 2021	Feb. 08, 2021	Jan. 02, 2021	Dec. 16, 2019	Aug. 13, 2019	Jun. 07, 2019	May 28, 2019	May 09, 2019	May 01, 2019	Apr. 26, 2019	Feb. 08, 2019	Dec. 28, 2018	Oct. 15, 2018	Mar. 31, 2021	May 31, 2019	Mar. 12, 2019	Sep. 30, 2021	Mar. 25, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Stock issued during the period, value																		$ 1,960,001						$ 4,826,001		$ 300,000	$ 3,296,700
Subsequent Event [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																			130,750
Stock issued during the period, value																			$ 5,932,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																		1,035,011			245,000			1,441,125	435,888	941,199
Shares issued during the period																		3,591,540						9,323,540		600,000	379,555
Stock issued during the period, value																		$ 1,960,001						$ 4,826,001		$ 300,000	$ 3,296,700
Common Stock [Member] | Red Diamond Partners L L C [Member]
Class of Stock [Line Items]
Shares issued during the period					35,666	97,607	10,726		23,710	8,581	6,436						67,405
Consultant [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services																				435,311		27,500	122,258
Consultant [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services												33,333
Pasquale Ferro [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Amortized vesting period													4 years
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights																								Each share of Series A Preferred Stock is convertible into 33,334 shares of CANB common stock and is entitled to 66,666 votes		Each share of Series A Preferred Stock is convertible into 33,334 shares of CANB common stock and is entitled to 66,666 votes.
Number of convertible shares																		33,334		33,334				33,334		33,334
Series A Preferred Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Stock issued in exchange for retirement of shares												1
Series A Preferred Stock [Member] | Stanley L. Teeple [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services														1		3
Shares issued during the period								3
Stock issued during the period, value								$ 1,203,000
Amortized vesting period								4 years
Series A Preferred Stock [Member] | Pasquale Ferro [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services													5
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights																								The shares of Series B Preferred Stock have no voting rights.		The shares of Series B Preferred Stock have no voting rights.
Dividend, description																								Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day		Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day. The shares of Series B Preferred Stock have no voting rights.
Preferred stock, dividend rate, percentage																								5.00%		5.00%
Series B Preferred Stock [Member] | Red Diamond Partners L L C [Member]
Class of Stock [Line Items]
Stock issued in exchange for retirement of shares						227,590	25,000		55,263	20,000	15,000						157,105
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of convertible shares																		25,000		25,000				25,000		25,000
Series C Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock conversion description															Each Preferred C was immediately issuable as common at 25 thousand to one so the total issuance was 1,250,000 common shares for each recipient.
Series C Preferred Stock [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of convertible shares																			3,750,000
Shares issued during the period																			150
Series C Preferred Stock [Member] | Stanley L. Teeple [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services															50
Series C Preferred Stock [Member] | Stanley L. Teeple [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued during the period		100		100
Series C Preferred Stock [Member] | Marco Alfonsi [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services															50
Series C Preferred Stock [Member] | Marco Alfonsi [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued during the period		100		100
Series C Preferred Stock [Member] | Pasquale Ferro [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock issued during period, shares, issued for services															50
Series C Preferred Stock [Member] | Pasquale Ferro [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued during the period		100		100
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights	collectively representing 19,500,000 voting shares		Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares.																					Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation.		Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation.
Series D Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, voting rights	collectively representing 19,500,000 voting shares		Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares
Shares issued during the period																			1,950
Series D Preferred Stock [Member] | Stanley L. Teeple [Member]
Class of Stock [Line Items]
Shares issued during the period	600
Series D Preferred Stock [Member] | Stanley L. Teeple [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued during the period	600
Series D Preferred Stock [Member] | Marco Alfonsi [Member]
Class of Stock [Line Items]
Shares issued during the period	600
Series D Preferred Stock [Member] | Marco Alfonsi [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued during the period	600
Series D Preferred Stock [Member] | Pasquale Ferro [Member]
Class of Stock [Line Items]
Shares issued during the period	600
Series D Preferred Stock [Member] | Pasquale Ferro [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued during the period	600